Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority,
Series 2025B, RB, 5.00%, 09/01/31 ..... USD 260 $ 283,945
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/31 .............. 30 32,219
Auburn University
Series 2025A , RB , 5.00% , 06/01/31 ..... 75 81,571
Series 2025-B , RB , 5.00% , 06/01/31 ..... 245 266,465
City of Mobile, Series 2025A, GO,
5.00%, 02/15/31 ................. 265 287,157
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/31 ................. 105 110,810
University of Alabama at Birmingham, Series
2019B, RB, 5.00%, 10/01/31 ......... 65 68,934
1,131,101
Alaska — 0.5%
Municipality of Anchorage
Series 2020E , GO , 5.00% , 04/01/31 ..... 120 128,191
Series 2021A , GO , 5.00% , 09/01/31 ..... 40 43,607
Series 2022A , GO , 5.00% , 09/01/31 ..... 25 27,254
Series 2021C , GO , 5.00% , 09/01/32 ..... 50 54,345
Series 2021A , GO , 4.00% , 09/01/34 ..... 165 167,724
Series 2021C , GO , 4.00% , 09/01/34 ..... 55 55,908
Series 2021C , GO , 4.00% , 09/01/35 ..... 80 80,289
State of Alaska
Series 2024A , GO , 5.00% , 08/01/31 ..... 30 32,792
Series 2025A , GO , 5.00% , 08/01/31 ..... 20 21,861
611,971
Arizona — 1.7%
Arizona Board of Regents
Series 2021B , RB , 5.00% , 06/01/31 ..... 55 59,922
Series 2021C , RB , 5.00% , 07/01/31 ..... 85 92,417
Series 2022A , RB , 5.00% , 07/01/31 ..... 25 27,182
Series 2025A , RB , 5.00% , 07/01/31 ..... 160 173,962
Arizona State University, Series 2019B, RB,
5.00%, 07/01/31 ................. 95 100,229
City of Mesa Utility System, RB, 5.00%, 07/01/31 70 76,202
City of Phoenix Civic Improvement Corp.
Series 2019A , RB , 5.00% , 07/01/31 ..... 60 62,991
Series 2020A , RB , 5.00% , 07/01/31 ..... 120 129,104
Series 2021A , RB , 5.00% , 07/01/31 ..... 115 125,683
Series 2023 , RB , 5.00% , 07/01/31 ...... 65 71,038
Series 2024 , RB , 5.00% , 07/01/31 ...... 100 109,385
Series 2025 , RB , 5.00% , 07/01/31 ...... 60 65,516
Series 2021A , RB , 5.00% , 07/01/33 ..... 50 54,128
Series 2021A , RB , 5.00% , 07/01/34 ..... 145 156,474
Series 2021A , RB , 5.00% , 07/01/35 ..... 55 59,147
County of Pima Sewer System
RB , 5.00% , 07/01/31 ............... 70 75,251
Maricopa County Unified School District No. 69
Paradise Valley
Series 2022 , GO , 5.00% , 07/01/31 ...... 105 114,553
Series 2025B , GO , 5.00% , 07/01/31 ..... 75 81,824
Maricopa County Unified School District No. 80
Chandler, Series 2020A, GO, 5.00%, 07/01/31 125 131,695
Maricopa County Union High School District
No. 210-Phoenix, Series 2024A, GO,
5.00%, 07/01/31 ................. 220 240,016
Salt River Project Agricultural Improvement &
Power District
Series 2019A , RB , 5.00% , 01/01/31 ..... 80 85,473
Series 2024A , RB , 5.00% , 01/01/31 ..... 65 70,526
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2025B , RB , 5.00% , 01/01/31 ..... USD 75 $ 81,376
2,244,094
Arkansas — 0.3%
University of Arkansas
Series 2019A , RB , 5.00% , 03/01/31 ..... 70 73,434
Series 2025 , RB , 5.00% , 09/01/31 ...... 155 168,537
Series 2019A , RB , 5.00% , 09/15/31 ..... 75 78,652
Series 2023 , RB , 5.00% , 11/01/31 ...... 25 27,230
347,853
California — 9.1%
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/31
(a)
............. 45 38,314
Anaheim Public Financing Authority
Series 1997C , RB , 0.00% , 09/01/31 ( AGM )
(a)
85 71,673
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 150 158,837
Bay Area Toll Authority, Series 2025SSL-2, RB,
5.00%, 04/01/31 ................. 100 109,868
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(a)
............. 75 64,487
California Infrastructure & Economic
Development Bank, Series 2021B, RB,
4.00%, 05/01/32 ................. 25 25,746
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/31 ..... 60 65,364
Series 2021D , RB , 4.00% , 11/01/31 ..... 120 126,191
Series 2021B , RB , 5.00% , 05/01/32 ..... 50 54,442
Series 2021B , RB , 5.00% , 05/01/33 ..... 115 124,939
Series 2021B , RB , 5.00% , 05/01/34 ..... 480 520,162
Series 2022A , RB , 5.00% , 08/01/34 ..... 280 304,299
Series 2021D , RB , 4.00% , 11/01/34 ..... 120 123,878
Series 2021B , RB , 5.00% , 05/01/35 ..... 105 113,460
Series 2022A , RB , 5.00% , 08/01/35 ..... 135 146,268
City & County of San Francisco, Series 2021A,
COP, 4.00%, 04/01/31 ............. 15 15,439
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/34 ..... 40 43,399
Series 2021B , RB , 5.00% , 05/15/35 ..... 125 135,115
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/34 ..... 20 20,763
Foothill-Eastern Transportation Corridor Agency,
Series 2021C, RB, 4.00%, 01/15/32 ..... 50 50,893
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 22,176
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/31 ..... 30 32,487
Series 2021A , RB , 5.00% , 07/01/35 ..... 210 228,614
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/35 175 191,639
Los Angeles Department of Water & Power
Series 2019A , RB , 5.00% , 07/01/31 ..... 145 150,826
Series 2019B , RB , 5.00% , 07/01/31 ..... 30 31,205
Series 2020B , RB , 5.00% , 07/01/31 ..... 20 21,304
Series 2021B , RB , 5.00% , 07/01/31 ..... 85 91,200
Series 2022A , RB , 5.00% , 07/01/31 ..... 250 270,146
Series 2023A , RB , 5.00% , 07/01/31 ..... 65 70,238
Series 2023E , RB , 5.00% , 07/01/31 ..... 90 97,253
Series 2024E , RB , 5.00% , 07/01/31 ..... 85 91,850
Series 2021B , RB , 5.00% , 07/01/32 ..... 85 90,809
Series 2021C , RB , 5.00% , 07/01/32 ..... 25 26,887
Series 2021B , RB , 5.00% , 07/01/33 ..... 55 58,529
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 15,885
Series 2021C , RB , 5.00% , 07/01/34 ..... 45 47,931

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Water System
Series 2024A , RB , 5.00% , 07/01/31 ..... USD 105 $ 113,461
Series 2025B , RB , 5.00% , 07/01/31 ..... 20 21,612
Los Angeles Unified School District
Series 2020C , GO , 4.00% , 07/01/31 ..... 50 52,127
Series 2024A , GO , 5.00% , 07/01/31 ..... 570 623,522
Series 2021A , GO , 4.00% , 07/01/32 ..... 150 156,272
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,038
Midpeninsula Regional Open Space District Field
Employees Corp., RB, 0.00%, 09/01/31
(a)
.. 35 29,839
Mount Diablo Unified School District, Series B,
GO, 4.00%, 08/01/31 (BAM) .......... 20 20,910
Municipal Improvement Corp. of Los Angeles
Series 2021C , RB , 5.00% , 11/01/32 ..... 70 76,355
Series 2021C , RB , 5.00% , 11/01/34 ..... 50 54,088
Series 2021C , RB , 5.00% , 11/01/35 ..... 150 161,745
New Haven Unified School District, Series 2009,
GO, 0.00%, 08/01/31
(a)
............. 95 80,448
Newport Mesa Unified School District, Series
2011, GO, 0.00%, 08/01/31
(a)
......... 50 42,717
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 14,419
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31
(a)
.... 195 165,537
Placentia-Yorba Linda Unified School District,
Series D, GO, 0.00%, 08/01/31
(a)
....... 75 64,171
Poway Unified School District, Series A, GO,
0.00%, 08/01/31
(a)
................ 260 222,438
Sacramento City Unified School District
Series 2022 , GO , 5.00% , 07/01/31 ( BAM ) . 85 91,322
Series 2024B , GO , 5.00% , 08/01/31 ( BAM ) 20 21,504
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/35 ........ 45 49,261
San Diego County Water Authority, Series
2021B, RB, 4.00%, 05/01/34 ......... 50 51,926
San Diego Unified School District
Series 2010C , GO , 0.00% , 07/01/31
(a)
.... 190 163,505
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 340 291,880
Series 2021E-2 , GO , 5.00% , 07/01/31 .... 20 22,101
San Francisco Bay Area Rapid Transit District,
Series 2020C-1, GO, 4.00%, 08/01/31 ... 140 144,876
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/35 ................. 60 62,035
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,109
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/31
(a)
....... 100 85,981
San Marcos Unified School District, Series B,
GO, 0.00%, 08/01/31
(a)
............. 25 21,191
Southern California Public Power Authority
Series 2024-1 , RB , 5.00% , 07/01/31 ..... 45 48,626
Series 2026-1 , RB , 5.00% , 07/01/31 ..... 85 91,850
Southwestern Community College District,
Series 2021D, GO, 4.00%, 08/01/33 ..... 110 114,785
State of California
GO , 5.00% , 04/01/31 ............... 195 213,170
GO , 3.25% , 08/01/31 ............... 180 182,502
GO , 5.00% , 08/01/31 ............... 390 428,231
GO , 5.00% , 09/01/31 ............... 210 230,824
Series 2024 , GO , 5.00% , 09/01/31 ...... 90 98,924
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/31 ............... USD 400 $ 440,113
Series 2019 , GO , 5.00% , 10/01/31 ...... 25 26,593
GO , 5.00% , 11/01/31 ............... 355 389,901
Series CV , GO , 3.00% , 12/01/31 ....... 120 119,177
GO , 5.00% , 12/01/31 ............... 110 121,276
GO , 5.00% , 09/01/32 ............... 105 114,951
GO , 4.00% , 10/01/33 ............... 80 83,028
GO , 4.00% , 10/01/34 ............... 425 438,386
GO , 4.00% , 10/01/35 ............... 465 476,994
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 45 49,250
Series 2023BQ , RB , 5.00% , 05/15/31 .... 90 98,500
Series 2021BH , RB , 5.00% , 05/15/33 .... 70 75,961
Series 2021BH , RB , 5.00% , 05/15/35 .... 520 561,433
Series 2021Q , RB , 5.00% , 05/15/35 ..... 175 188,782
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/31
(a)
........ 435 367,104
11,745,267
Colorado — 1.3%
City & County of Denver
Series 2020A , GO , 5.00% , 08/01/31 ..... 50 53,854
Series 2024B , GO , 5.00% , 08/01/31 ..... 175 192,052
Series 2021A , RB , 4.00% , 08/01/33 ..... 65 66,070
Denver City & County School District No. 1,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 165 178,524
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/31 ................. 150 162,509
Regional Transportation District
COP , 5.00% , 06/01/31 .............. 200 212,417
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/31 ..... 165 181,041
State of Colorado, COP, 5.00%, 06/15/31 ... 65 70,690
University of Colorado
Series 2023A , RB , 4.00% , 06/01/31 ..... 120 125,383
Series 2025A , RB , 5.00% , 06/01/31 ..... 200 218,274
Series 2021C-4 , RB , 5.00% , 06/01/35 .... 95 102,182
Weld County School District No. 6 Greeley
Series 2021 , GO , 5.00% , 12/01/31 ( SAW ) . 40 43,569
Series 2021 , GO , 4.00% , 12/01/33 ( SAW ) . 20 20,436
1,627,001
Connecticut — 2.6%
Aquarion Water Authority
Series 2026B , RB , 5.25% , 02/01/31 ..... 280 304,121
Series 2026A , RB , 5.00% , 08/01/31 ..... 300 324,445
Connecticut State Health & Educational Facilities
Authority, Series O, RB, 5.00%, 07/01/31 .. 185 199,821
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/31 ..... 180 187,107
Series 2022A , GO , 4.00% , 01/15/31 ..... 110 114,343
Series 2020C , GO , 4.00% , 06/01/31 ..... 55 56,739
Series 2021B , GO , 4.00% , 06/01/31 ..... 110 114,522
Series 2023B , GO , 5.00% , 08/01/31 ..... 70 76,311
Series 2024E , GO , 5.00% , 09/01/31 ..... 110 120,028
Series 2022D , GO , 5.00% , 09/15/31 ..... 200 218,323
Series 2022E , GO , 5.00% , 11/15/31 ..... 80 87,488
Series 2022G , GO , 5.00% , 11/15/31 ..... 220 240,592
Series 2021A , GO , 3.00% , 01/15/32 ..... 70 68,047
Series 2021A , GO , 3.00% , 01/15/34 ..... 75 71,299
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/31 ..... 50 53,479
Series 2021A , RB , 5.00% , 05/01/31 ..... 170 184,773
Series 2022A , RB , 5.00% , 07/01/31 ..... 240 262,197
Series 2022B , RB , 5.00% , 07/01/31 ..... 55 59,873

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2023 , RB , 5.00% , 07/01/31 ...... USD 50 $ 54,430
Series 2023A , RB , 5.00% , 07/01/31 ..... 105 114,303
Series 2021D , RB , 5.00% , 11/01/31 ..... 150 163,897
Series 2021A , RB , 5.00% , 05/01/32 ..... 155 167,914
Series 2021D , RB , 5.00% , 11/01/32 ..... 30 32,683
Series 2021A , RB , 5.00% , 05/01/33 ..... 95 102,600
3,379,335
Delaware — 0.9%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/31 ................. 65 67,552
County of New Castle, Series 2021A, GO,
5.00%, 10/01/31 ................. 175 192,347
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 200 215,090
Series 2022 , RB , 5.00% , 07/01/31 ...... 50 54,642
Series 2024 , RB , 5.00% , 07/01/31 ...... 140 152,998
Series 2020 , RB , 5.00% , 09/01/31 ...... 60 64,544
State of Delaware
Series 2021 , GO , 5.00% , 02/01/31 ...... 85 92,625
Series 2023A , GO , 5.00% , 05/01/31 ..... 55 60,133
University of Delaware, Series 2025A, RB,
5.00%, 11/01/31 ................. 235 257,033
1,156,964
District of Columbia — 1.2%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/31 ..... 60 65,066
Series 2024B , GO , 5.00% , 08/01/31 ..... 15 16,366
Series 2019A , GO , 5.00% , 10/15/31 ..... 105 110,297
Series 2020 , RB , 5.00% , 12/01/31 ...... 90 95,389
Series 2024C , GO , 5.00% , 12/01/31 ..... 50 54,756
Series 2021E , GO , 5.00% , 02/01/34 ..... 305 327,424
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/31 ..... 75 80,088
Series 2022A , RB , 5.00% , 07/01/31 ..... 40 43,599
Series 2019C , RB , 5.00% , 10/01/31 ..... 55 58,255
Series 2020B , RB , 5.00% , 10/01/31 ..... 140 153,035
Series 2024A , RB , 5.00% , 10/01/31 ..... 130 142,104
District of Columbia Water & Sewer Authority
Series 2022C1 , RB , 5.00% , 10/01/31 .... 50 54,680
Series 2026B , RB , 5.00% , 10/01/31 ..... 105 114,829
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/31
(a)
................ 105 87,591
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 120 129,442
1,532,921
Florida — 4.7%
Central Florida Expressway Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 130 142,082
Series 2021D , RB , 5.00% , 07/01/31 ..... 120 130,626
Series 2021D , RB , 5.00% , 07/01/32 ..... 85 92,301
Series 2021 , RB , 5.00% , 07/01/33 ...... 125 136,618
Series 2021D , RB , 5.00% , 07/01/33 ..... 90 97,469
Series 2021D , RB , 5.00% , 07/01/34 ..... 75 80,931
Series 2021 , RB , 4.00% , 07/01/35 ...... 175 178,671
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/31 ................. 145 157,922
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/31 ..... 50 52,503
Series 2020C , RB , 5.00% , 04/01/31 ..... 60 64,072
Series 2021A , RB , 5.00% , 04/01/31 ..... 55 59,567
Series 2023A , RB , 5.00% , 04/01/31 ..... 20 21,724
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2020 , GO , 4.00% , 07/01/31 ...... USD 35 $ 35,781
Series 2025A , GO , 5.00% , 07/01/31 ..... 95 103,186
County of Miami-Dade Water & Sewer System
Series 2021 , RB , 5.00% , 10/01/31 ...... 125 135,220
Series 2024B , RB , 5.00% , 10/01/31 ..... 55 59,901
Series 2025B , RB , 5.00% , 10/01/31 ..... 70 76,238
Series 2021 , RB , 5.00% , 10/01/32 ...... 100 107,996
Series 2021 , RB , 4.00% , 10/01/33 ...... 165 168,397
Florida Municipal Power Agency
Series 2019A , RB , 5.00% , 10/01/31 ..... 100 109,011
Series 2021A , RB , 5.00% , 10/01/31 ..... 100 109,011
JEA Electric System
Series 2024A , RB , 5.00% , 10/01/31 ..... 130 141,909
Series 2021A , RB , 5.00% , 10/01/33 ..... 220 237,554
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/31 ............. 85 91,365
Orange County School Board, Series 2025A,
COP, 5.00%, 08/01/31 ............. 175 190,261
Orlando Utilities Commission
Series 2021A , RB , 5.00% , 10/01/31 ..... 90 97,766
Series 2023A , RB , 5.00% , 10/01/31 ..... 40 43,804
Series 2021A , RB , 5.00% , 10/01/32 ..... 200 216,444
Palm Beach County School District, Series
2025A, COP, 5.00%, 08/01/31 ........ 30 32,674
School Board of Miami-Dade County (The)
Series 2022A , GO , 5.00% , 03/15/31 ( BAM ) 20 21,766
Series 2026 , GO , 5.00% , 03/15/31 ...... 160 173,411
Series 2025A , COP , 5.00% , 05/01/31 .... 45 48,557
School District of Broward County
Series 2020A , COP , 5.00% , 07/01/31 .... 435 462,358
Series 2022 , GO , 5.00% , 07/01/31 ...... 135 146,441
Series 2021 , GO , 5.00% , 07/01/32 ...... 100 108,304
Series 2021 , GO , 5.00% , 07/01/33 ...... 100 108,015
Series 2021 , GO , 5.00% , 07/01/34 ...... 40 43,069
Series 2021 , GO , 5.00% , 07/01/35 ...... 145 155,592
State of Florida
Series 2019B , GO , 5.00% , 06/01/31 ..... 20 21,113
Series 2021A , GO , 5.00% , 06/01/31 ..... 75 81,913
Series 2021B , GO , 5.00% , 06/01/31 ..... 70 76,452
Series 2024B , GO , 5.00% , 06/01/31 ..... 240 262,121
Series 2021A , GO , 5.00% , 07/01/31 ..... 140 153,065
Series 2021B , GO , 3.00% , 06/01/34 ..... 100 93,677
State of Florida Department of Transportation
Turnpike System
Series 2021C , RB , 5.00% , 07/01/31 ..... 90 98,270
Series 2022A , RB , 5.00% , 07/01/31 ..... 105 114,648
Series 2023A , RB , 5.00% , 07/01/31 ..... 50 54,594
Series 2021B , RB , 5.00% , 07/01/32 ..... 165 179,642
Series 2021C , RB , 4.00% , 07/01/33 ..... 40 41,152
Series 2021B , RB , 4.00% , 07/01/34 ..... 145 148,624
Tampa Bay Water, Series 2025, RB,
5.00%, 10/01/31 ................. 70 76,693
Volusia County School Board, Series 2021A,
COP, 5.00%, 08/01/31 ............. 185 199,181
6,039,662
Georgia — 2.1%
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/31 ..... 60 65,339
Series 2021B , RB , 5.00% , 07/01/32 ..... 50 54,215
Series 2021B , RB , 5.00% , 07/01/35 ..... 135 144,792
City of Atlanta Water & Wastewater
Series 2019 , RB , 5.00% , 11/01/31 ...... 25 26,516
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 90 99,025

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
County of DeKalb
Series 2022 , RB , 5.00% , 10/01/31 ...... USD 60 $ 65,649
Series 2023 , RB , 5.00% , 10/01/31 ...... 30 32,825
County of Forsyth, Series 2025, GO,
5.00%, 03/01/31 ................. 150 163,638
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/31 ...... 135 147,599
Series 2021 , RB , 5.00% , 07/01/33 ...... 25 27,087
Metropolitan Atlanta Rapid Transit Authority
Series 2023B , RB , 5.00% , 07/01/31 ..... 70 76,533
Series 2024B , RB , 5.00% , 07/01/31 ..... 65 71,128
Series 2025B , RB , 5.00% , 07/01/31 ..... 100 109,332
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/31 ..... 45 48,403
Series 2024 , RB , 5.00% , 01/01/31 ...... 75 80,671
State of Georgia
Series 2021A , GO , 5.00% , 07/01/31 ..... 30 32,876
Series 2023A , GO , 5.00% , 07/01/31 ..... 20 21,917
Series 2020A , GO , 5.00% , 08/01/31 ..... 65 70,091
Series 2026C , GO , 4.00% , 12/01/31 ..... 1,000 1,051,475
Series 2021A , GO , 5.00% , 07/01/32 ..... 155 169,129
Series 2021A , GO , 4.00% , 07/01/34 ..... 100 103,324
2,661,564
Hawaii — 1.0%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/31 ..... 25 25,580
Series 2022A , RB , 5.00% , 07/01/31 ..... 20 21,839
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 80 85,509
Series 2021E , GO , 5.00% , 03/01/31 ..... 495 538,919
Series 2021A , GO , 5.00% , 07/01/31 ..... 105 114,804
Series 2019C , GO , 5.00% , 08/01/31 ..... 25 26,429
Honolulu City & County Board of Water Supply,
Series 2022A, RB, 5.00%, 07/01/31 ..... 165 180,327
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/31 .............. 165 176,802
State of Hawaii State Highway Fund, Series
2021, RB, 5.00%, 01/01/35 .......... 100 107,128
1,277,337
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/31 ..... 385 416,908
Series 2024A , RB , 5.00% , 08/15/31 ..... 115 125,871
542,779
Illinois — 3.9%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/31 . 40 43,165
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/31 ..... 75 79,620
Series 2022D , RB , 5.00% , 01/01/31 ..... 45 48,532
Series 2023 , RB , 5.00% , 01/01/31 ( BAM ) . 100 107,549
Series 2024D , RB , 5.00% , 01/01/31 ..... 60 64,709
Series 2025D , RB , 5.00% , 01/01/31 ..... 90 97,063
City of Chicago, Series 2020A, GO,
5.00%, 01/01/31 ................. 100 102,060
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/31 ..... 50 53,886
Series 2024B , RB , 5.00% , 01/01/31 ( BAM ) 255 274,816
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/31 ................. 390 424,160
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 60 65,128
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. USD 150 $ 153,604
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/31 ..... 65 68,002
Series 2019C , RB , 5.00% , 01/01/31 ..... 285 302,876
Series 2024A , RB , 5.00% , 01/01/31 ..... 235 253,765
Lake County School District No. 112 North
Shore, Series 2022, GO, 5.00%, 12/01/35 . 95 101,392
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021C , GO , 5.00% , 12/01/31 ..... 350 382,949
Series 2021D , GO , 5.00% , 12/01/31 ..... 60 65,648
Series 2024A , GO , 5.00% , 12/01/31 ..... 110 120,355
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ 20 22,571
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/31 ..... 150 160,443
Series 2023A , RB , 5.00% , 01/01/31 ..... 170 179,580
Series 2023C , RB , 5.00% , 01/01/31 ..... 70 73,945
Series 2024A , RB , 5.00% , 01/01/31 ..... 85 90,918
State of Illinois
Series 2024 , GO , 5.00% , 02/01/31 ...... 130 139,016
Series 2021A , GO , 5.00% , 03/01/31 ..... 80 85,630
Series 2022A , GO , 5.00% , 03/01/31 ..... 100 107,037
Series 2024B , GO , 5.00% , 05/01/31 ..... 300 321,543
Series 2023D , GO , 5.00% , 07/01/31 ..... 130 139,519
Series 2025C , GO , 5.25% , 09/01/31 ..... 255 276,976
Series 2021A , GO , 5.00% , 12/01/31 ..... 75 80,748
Series 2023B , GO , 5.00% , 12/01/31 ..... 95 102,281
Series 2021B , GO , 5.00% , 12/01/32 ..... 25 26,790
Series 2021A , GO , 5.00% , 03/01/33 ..... 80 84,905
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/31 ( BAM ) 150 153,762
Series 2025A , RB , 5.00% , 06/15/31 ..... 125 134,330
Series 2021C , RB , 5.00% , 06/15/32 ..... 30 32,059
Series 2021A , RB , 3.00% , 06/15/34 ( BAM-
TCRS ) ....................... 20 18,327
5,039,659
Indiana — 1.9%
Indiana Finance Authority
Series 2022B , RB , 5.00% , 02/01/31 ..... 145 157,580
Series 2025C , RB , 5.00% , 02/01/31 ..... 50 54,316
Series 2021-1 , RB , 5.00% , 10/01/31 ..... 250 272,192
Series 2023A , RB , 5.00% , 10/01/31 ..... 75 81,658
Series 2024A , RB , 5.00% , 10/01/31 ..... 60 65,326
Series 2021B , RB , 5.00% , 02/01/32 ..... 100 108,469
Series 2021B , RB , 5.00% , 02/01/33 ..... 100 107,954
Series 2021-1 , RB , 5.00% , 10/01/33 ..... 120 129,899
Series 2021A , RB , 5.00% , 10/01/33 ( BAM ) 50 54,397
Series 2021B , RB , 5.00% , 02/01/34 ..... 170 182,668
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 155 166,301
Indiana Municipal Power Agency
Series 2019A , RB , 5.00% , 01/01/31 ..... 190 198,512
Series 2025A , RB , 5.00% , 01/01/31 ( AGC ) 75 81,124
Indiana University, Series 2020A, RB,
5.00%, 06/01/31 ................. 20 21,465
Indianapolis Local Public Improvement Bond
Bank
Series 2019A , RB , 5.00% , 02/01/31 ..... 65 68,045
Series 2021A , RB , 5.00% , 06/01/31 ..... 300 324,462
Series 2021A , RB , 5.00% , 06/01/33 ..... 40 42,936
Series 2021E , RB , 4.00% , 02/01/34 ..... 40 40,990
Series 2021A , RB , 5.00% , 06/01/34 ..... 75 80,294

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Purdue University
Series 2021A , COP , 5.00% , 07/01/31 .... USD 60 $ 65,465
Series 2025B , RB , 5.00% , 07/01/31 ..... 40 43,624
Series GG , RB , 5.00% , 07/01/31 ....... 20 21,812
Series 2021A , COP , 5.00% , 07/01/35 .... 70 75,520
2,445,009
Iowa — 0.4%
City of Des Moines
Series 2023A , GO , 5.00% , 06/01/33 ..... 125 135,427
Series 2023A , GO , 5.00% , 06/01/34 ..... 100 108,056
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/31 ................. 200 219,108
462,591
Kansas — 0.7%
County of Johnson, Series 2021A, GO,
4.00%, 09/01/31 ................. 80 82,735
Johnson County Unified School District No. 229
Blue Valley
Series 2022A , GO , 5.00% , 10/01/31 ..... 30 32,888
Series 2023A , GO , 5.00% , 10/01/31 ..... 80 87,701
Kansas Development Finance Authority
Series 2021P , RB , 4.00% , 05/01/31 ..... 60 61,652
Series 2023SRF , RB , 5.00% , 05/01/31 ... 75 81,732
Series 2021L , RB , 4.00% , 06/01/31 ..... 30 30,551
Series 2023C , RB , 4.00% , 07/01/34 ..... 60 60,320
Series 2023C , RB , 4.00% , 07/01/35 ..... 100 99,868
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/31 ..... 235 256,793
Series 2025A , RB , 5.00% , 09/01/31 ..... 70 76,491
870,731
Kentucky — 1.1%
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/31 ......... 55 59,575
Series A , RB , 5.00% , 05/01/31 ......... 55 59,633
Series A , RB , 5.00% , 09/01/31 ......... 155 168,688
Series A , RB , 5.00% , 10/01/31 ......... 175 190,622
Series 2024A , RB , 5.00% , 11/01/31 ..... 30 32,706
Series 2024C , RB , 5.00% , 11/01/31 ..... 175 190,788
Series A , RB , 5.00% , 11/01/31 ......... 50 54,511
Kentucky Turnpike Authority
Series 2021A , RB , 5.00% , 07/01/31 ..... 65 70,734
Series 2022B , RB , 5.00% , 07/01/31 ..... 50 54,411
Series 2022A , RB , 5.00% , 07/01/32 ..... 105 113,631
Louisville & Jefferson County Metropolitan
Government
Series 2023A , GO , 5.00% , 12/01/31 ..... 210 230,115
Series 2024A , GO , 5.00% , 12/01/31 ..... 95 104,100
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/31 ................. 145 159,180
1,488,694
Louisiana — 1.1%
City of New Orleans
Series 2020B , RB , 5.00% , 06/01/31 ..... 20 20,846
Series 2022 , GO , 5.00% , 12/01/31 ...... 55 58,322
Series 2021 , GO , 4.00% , 10/01/35 ...... 30 29,399
State of Louisiana
Series 2023A , GO , 5.00% , 04/01/31 ..... 60 65,290
Series 2024A , GO , 5.00% , 05/01/31 ..... 90 98,037
Series 2023 , RB , 5.00% , 09/01/31 ...... 290 315,469
Series 2024E , GO , 5.00% , 09/01/31 ..... 210 229,474
Series 2021A , GO , 5.00% , 03/01/33 ..... 270 291,156
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2021A , GO , 5.00% , 03/01/35 ..... USD 115 $ 123,159
State of Louisiana Gasoline & Fuels Tax, Series
2025B, RB, 5.00%, 05/01/31 ......... 145 157,948
1,389,100
Maine — 0.5%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 15,837
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/31 ..... 20 21,451
Series 2022A , RB , 5.00% , 09/01/31 ..... 65 70,795
Series 2022A , RB , 5.00% , 11/01/31 ..... 80 87,651
Series 2025A , RB , 5.00% , 11/01/31 ..... 105 115,042
State of Maine
Series 2021B , GO , 5.00% , 06/01/31 ..... 95 103,443
Series 2022B , GO , 5.00% , 06/01/31 ..... 225 244,998
659,217
Maryland — 3.3%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/31 ................. 55 58,244
County of Baltimore
GO , 5.00% , 03/01/31 ............... 220 235,174
Series 2020 , GO , 5.00% , 03/01/31 ...... 80 85,489
Series 2022 , GO , 5.00% , 03/01/31 ...... 120 130,652
Series 2019 , GO , 5.00% , 11/01/31 ...... 60 63,639
Series 2021 , GO , 5.00% , 03/01/32 ...... 95 102,851
GO , 5.00% , 03/01/33 ............... 55 59,433
County of Frederick, Series 2025A, GO,
5.00%, 04/01/31 ................. 215 234,435
County of Montgomery, Series 2023A, GO,
5.00%, 08/01/33 ................. 605 656,196
County of Prince George's
Series 2019A , GO , 4.00% , 07/15/31 ..... 65 66,551
Series 2025A , GO , 5.00% , 08/01/31 ..... 170 186,159
Series 2021A , GO , 4.00% , 07/01/32 ..... 540 557,469
Maryland State Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 100 107,233
Series 2021A , RB , 5.00% , 07/01/31 ..... 80 87,160
Series 2021A , RB , 3.00% , 07/01/33 ..... 35 33,307
Series 2021A , RB , 5.00% , 07/01/35 ..... 55 59,069
State of Maryland
Series 2021A , GO , 5.00% , 03/01/31 ..... 90 98,030
Series 2023A , GO , 5.00% , 03/15/31 ..... 75 81,732
Series 2022A , GO , 5.00% , 06/01/31 ..... 100 109,273
Series 2024A , GO , 5.00% , 06/01/31 ..... 145 158,447
Series 2019-2A , GO , 5.00% , 08/01/31 .... 230 243,353
Series 2020A-2 , GO , 5.00% , 08/01/31 .... 25 26,908
Series 2021A , GO , 5.00% , 08/01/31 ..... 30 32,852
Series 2021A , GO , 5.00% , 03/01/33 ..... 205 221,614
Series 2021A , GO , 5.00% , 03/01/34 ..... 210 226,303
Series 2021A , GO , 5.00% , 08/01/34 ..... 215 232,738
State of Maryland Department of Transportation,
Series 2025C, RB, 5.00%, 11/01/31 ..... 80 87,610
University System of Maryland, Series 2019A,
RB, 5.00%, 04/01/31 .............. 90 94,559
4,336,480
Massachusetts — 1.3%
Commonwealth of Massachusetts
Series 2024A , GO , 5.00% , 03/01/31 ..... 40 43,567
Series 2020D , GO , 5.00% , 07/01/31 ..... 75 80,657
Series 2025E , GO , 5.00% , 08/01/31 ..... 70 76,650
Series 2018C , GO , 5.00% , 09/01/31 ..... 20 21,922
Series 2021C , GO , 5.00% , 09/01/31 ..... 125 137,011

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2024C , GO , 5.00% , 09/01/31 ..... USD 50 $ 54,805
Series 2022A , GO , 5.00% , 10/01/31 ..... 95 104,231
Series 2022D , GO , 5.00% , 11/01/31 ..... 40 43,929
Series 2024B , GO , 5.00% , 11/01/31 ..... 305 334,962
Series 2025G , GO , 5.00% , 12/01/31 ..... 50 54,965
Series 2021C , GO , 5.00% , 09/01/32 ..... 85 92,762
Series 2021C , GO , 3.00% , 09/01/34 ..... 15 14,281
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/31 ..... 60 65,686
Series 2021A-1 , RB , 5.00% , 07/01/34 .... 170 183,604
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/31 ............ 50 54,595
Massachusetts Development Finance Agency
Series 2026A , RB , 5.00% , 02/15/31 ..... 200 217,633
Series 2021A , RB , 5.00% , 07/01/31 ..... 55 59,588
1,640,848
Michigan — 0.8%
Lansing Board of Water & Light, Series 2026B,
RB, 5.00%, 07/01/31 .............. 100 108,717
Lansing School District, Series 2019II, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 45 47,289
Michigan State University
Series 2019B , RB , 5.00% , 02/15/31 ..... 20 20,971
Series 2020A , RB , 5.00% , 08/15/31 ..... 100 107,687
Series 2024A , RB , 5.00% , 08/15/31 ..... 65 70,960
State of Michigan Trunk Line
Series 2021A , RB , 5.00% , 11/15/31 ..... 185 202,694
Series 2023 , RB , 5.00% , 11/15/31 ...... 145 158,868
Series 2021A , RB , 5.00% , 11/15/35 ..... 250 269,700
986,886
Minnesota — 1.4%
City of Minneapolis
Series 2024 , GO , 5.00% , 12/01/31 ...... 10 10,994
Series 2023 , GO , 5.00% , 12/01/35 ...... 210 227,433
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/31 ..... 130 142,922
Series 2022B , GO , 5.00% , 12/01/31 ..... 50 54,970
Series 2024A , GO , 5.00% , 12/01/31 ..... 55 60,467
Series 2021A , GO , 5.00% , 12/01/32 ..... 70 76,700
Metropolitan Council
Series 2025C , GO , 5.00% , 03/01/31 ..... 25 27,220
Series 2023B , GO , 5.00% , 03/01/32 ..... 120 129,935
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2023A, RB,
5.00%, 01/01/31 ................. 60 64,709
State of Minnesota
Series 2020B , GO , 4.00% , 08/01/31 ..... 25 25,774
Series 2022D , GO , 5.00% , 08/01/31 ..... 40 43,804
Series 2023D , GO , 5.00% , 08/01/31 ..... 225 246,398
Series 2021A , GO , 5.00% , 09/01/31 ..... 10 10,962
Series 2021B , GO , 5.00% , 09/01/31 ..... 20 21,924
Series 2021B , GO , 4.00% , 09/01/32 ..... 35 36,042
Series 2021A , GO , 5.00% , 09/01/32 ..... 365 397,650
Series 2021A , GO , 4.00% , 09/01/33 ..... 55 56,462
University of Minnesota
Series 2024A , RB , 5.00% , 01/01/31 ..... 60 64,899
Series 2021A , RB , 5.00% , 08/01/31 ..... 70 76,419
1,775,684
Security
Par (000)
Par (000) Value
Mississippi — 0.0%
State of Mississippi, Series 2021A, GO,
5.00%, 06/01/31 ................. USD 25 $ 26,762
Missouri — 0.3%
City of Kansas City, Series 2021A, GO,
5.00%, 02/01/31 ................. 40 43,363
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/31 ...... 130 140,052
Series 2024 , RB , 5.00% , 01/01/31 ...... 80 85,913
Series 2025 , RB , 5.00% , 12/01/31 ...... 155 168,092
437,420
Nebraska — 1.0%
City of Omaha
Series 2022B , 4.00% , 02/15/31 ........ 90 93,359
Series 2021 , GO , 4.00% , 04/15/31 ...... 55 56,965
Series 2024 , GO , 5.00% , 04/15/31 ...... 130 141,582
Series 2021 , GO , 3.00% , 04/15/34 ...... 30 27,779
Nebraska Public Power District
Series 2026B , RB , 5.00% , 01/01/31 ..... 150 161,727
Series 2021B , RB , 5.00% , 01/01/32 ..... 35 37,624
Series 2021A , RB , 5.00% , 01/01/33 ..... 185 198,321
Series 2021B , RB , 5.00% , 01/01/33 ..... 35 37,520
Series 2021B , RB , 5.00% , 01/01/34 ..... 50 53,464
Omaha Public Power District
Series 2019A , RB , 5.00% , 02/01/31 ..... 160 167,667
Series 2022B , RB , 5.00% , 02/01/31 ..... 105 113,874
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/31 ................. 250 270,583
1,360,465
Nevada — 1.8%
City of Reno, Series 2024, GO, 5.00%, 06/01/31 20 21,750
Clark County School District
Series 2019B , GO , 5.00% , 06/15/31 ..... 100 105,166
Series 2020A , GO , 5.00% , 06/15/31 ..... 50 53,383
Series 2020B , GO , 5.00% , 06/15/31 ( BAM ) 60 64,150
Series 2021A , GO , 5.00% , 06/15/31 ..... 65 70,201
Series 2021B , GO , 5.00% , 06/15/31 ..... 185 199,804
Series 2024A , GO , 5.00% , 06/15/31 ..... 95 102,602
Series 2021A , GO , 4.00% , 06/15/32 ..... 105 107,648
County of Clark
Series 2022 , GO , 4.00% , 06/01/31 ...... 120 125,097
Series 2019 , GO , 5.00% , 06/01/31 ...... 75 79,279
Series 2022 , RB , 5.00% , 07/01/31 ...... 175 190,421
Series 2023 , RB , 5.00% , 07/01/31 ...... 65 70,976
Series 2024 , RB , 5.00% , 07/01/31 ...... 15 16,322
Series 2026A , GO , 5.00% , 07/01/31 ..... 25 27,263
Series 2021 , GO , 3.00% , 11/01/33 ...... 25 23,847
County of Washoe
Series 2018 , RB , 5.00% , 02/01/31 ...... 185 193,952
Series 2021 , GO , 5.00% , 07/01/31 ...... 50 54,382
Las Vegas Valley Water District
Series 2020A , GO , 4.00% , 06/01/31 ..... 110 113,317
Series 2021C , GO , 5.00% , 06/01/31 ..... 50 54,540
Series 2022A , GO , 5.00% , 06/01/31 ..... 165 179,983
Series 2023A , GO , 5.00% , 06/01/31 ..... 85 92,718
Series 2022A , GO , 5.00% , 06/01/32 ..... 155 169,265
Series 2021C , GO , 3.00% , 06/01/33 ..... 10 9,585
State of Nevada, Series 2021A, GO,
3.00%, 05/01/35 ................. 65 60,283
Washoe County School District
Series 2023A , GO , 5.00% , 06/01/31 ..... 50 54,517

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2020A , GO , 5.00% , 10/01/31 ..... USD 20 $ 21,354
Series 2021 , GO , 5.00% , 06/01/32 ...... 50 54,205
Series 2021 , GO , 3.00% , 06/01/35 ...... 20 18,429
2,334,439
New Hampshire — 0.4%
City of Nashua, GO, 4.00%, 09/01/31 ..... 90 93,259
New Hampshire Municipal Bond Bank
Series 2020B , RB , 4.00% , 08/15/31 ..... 50 51,326
Series 2021C , RB , 5.00% , 08/15/31 ..... 65 69,887
Series 2022C , RB , 5.00% , 08/15/31 ( ST
INTERCEPT ) .................. 65 71,014
Series 2024C , RB , 5.00% , 08/15/31 ..... 110 120,178
Series 2025B , RB , 5.00% , 08/15/31 ..... 20 21,850
New Hampshire State Turnpike System, Series
2022, RB, 5.00%, 08/01/31 .......... 120 131,045
558,559
New Jersey — 2.5%
New Jersey Economic Development Authority,
Series 2022A, RB, 5.00%, 11/01/31 ..... 275 297,916
New Jersey Educational Facilities Authority
Series 2024 , RB , 5.00% , 06/01/31 ...... 15 16,223
Series 2021B , RB , 5.00% , 03/01/32 ..... 20 21,674
Series 2021C , RB , 4.00% , 03/01/33 ..... 25 25,904
New Jersey Transportation Trust Fund Authority
Series 2014BB-2 , RB , 5.00% , 06/15/31 ... 85 91,840
Series 2022AA , RB , 5.00% , 06/15/31 .... 220 237,703
Series 2022BB , RB , 5.00% , 06/15/31 .... 130 140,461
Series 2023AA , RB , 5.00% , 06/15/31 .... 135 145,863
Series 2024CC , RB , 5.00% , 06/15/31 .... 65 70,230
Series 2021A , RB , 5.00% , 06/15/32 ..... 270 290,502
RB , 5.00% , 06/15/33 ............... 200 214,414
Series 2021A , RB , 5.00% , 06/15/33 ..... 305 326,982
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/31 .............. 165 178,239
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 1,110 1,156,238
3,214,189
New Mexico — 0.6%
New Mexico Finance Authority
Series 2022C , RB , 5.00% , 06/01/31 ..... 230 250,669
Series 2024A , RB , 5.00% , 06/15/31 ..... 50 54,519
Series 2021C , RB , 5.00% , 06/01/32 ..... 55 59,651
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/31 (SAW) ......... 90 97,334
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/31 ..... 215 233,435
Series 2022A , RB , 5.00% , 07/01/31 ..... 110 119,432
815,040
New York — 10.5%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/31 ..... 265 285,097
Series 2024D , GO , 5.00% , 04/01/31 ..... 90 96,826
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 435 468,392
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 150 159,466
Series 2021C , GO , 5.00% , 08/01/31 ..... 150 159,466
Series 2022C , GO , 5.00% , 08/01/31 ..... 25 26,988
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 40 43,181
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 205 221,302
Series 2026, Sub-Series F-1 , GO ,
5.00% , 08/01/31 ................ 420 453,398
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021-1 , GO , 5.00% , 04/01/33 ..... USD 50 $ 53,656
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 90 96,922
Series 2021-1 , GO , 5.00% , 04/01/34 ..... 160 171,139
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ 80 85,832
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/35 ................ 250 267,173
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/31 ................. 250 272,206
Empire State Development Corp.
Series 2020E , RB , 5.00% , 03/15/31 ..... 65 69,517
Series 2022A , RB , 5.00% , 09/15/31 ..... 20 21,785
Long Island Power Authority
Series 2021A , RB , 4.00% , 09/01/33 ..... 215 222,306
Series 2021A , RB , 5.00% , 09/01/35 ..... 400 428,650
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/31 ..... 185 201,459
Series 2025A , RB , 5.00% , 11/15/31 ..... 180 196,014
Series 2025B , RB , 5.00% , 11/15/31 ..... 200 217,793
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/31 ..... 15 16,514
Series 2021A , RB , 4.00% , 11/15/33 ..... 65 67,373
Series 2021A , RB , 4.00% , 11/15/34 ..... 35 36,112
Series 2021A , RB , 5.00% , 11/15/34 ..... 85 92,513
New York City Municipal Water Finance Authority
Series 2020EE , RB , 5.00% , 06/15/31 .... 180 197,053
Series 2022EE , RB , 5.00% , 06/15/31 .... 120 131,369
Series 2021DD , RB , 5.00% , 06/15/33 .... 75 81,368
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 85 91,943
New York City Transitional Finance Authority
Future Tax Secured
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 15 16,111
Series 2021B, Sub-Series B-1 , RB ,
5.00% , 08/01/31 ................ 85 90,863
Series 2019C-1 , RB , 5.00% , 11/01/31 .... 30 31,563
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/31 ................ 180 196,785
Series 2025E , RB , 5.00% , 11/01/31 ..... 85 92,926
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 150 163,988
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 120 131,190
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/31 ................ 95 103,859
Series 2022D, Sub-Series D-1 , RB ,
5.00% , 11/01/31 ................ 80 87,460
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/31 ................ 50 54,663
Series 2026I , RB , 5.00% , 11/01/31 ...... 65 71,061
Series 2021F-1 , RB , 5.00% , 11/01/31 .... 280 301,390
Series 2021A , RB , 5.00% , 11/01/31 ..... 160 171,545
Series 2021F-1 , RB , 5.00% , 11/01/32 .... 270 289,453
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/32 ................ 50 53,950
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 125 134,369
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 125 133,545
Series 2022B, Sub-Series B-1 , RB ,
5.00% , 08/01/34 ................ 370 395,607
Series 2021, Sub-Series E-1 , RB ,
5.00% , 02/01/35 ................ 155 164,540
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 150 151,950
Series 2022A, Sub-Series A-1 , RB ,
4.00% , 11/01/35 ................ 290 294,133

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/34 ................. USD 160 $ 174,155
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/31 ..... 80 85,185
Series 2025C , RB , 5.00% , 03/15/31 ..... 245 265,789
Series 2019A , RB , 5.00% , 03/15/31 ..... 120 126,368
Series 2023A , RB , 5.00% , 03/15/31 ..... 40 43,394
Series 2020A , RB , 5.00% , 03/15/31 ..... 130 139,686
Series 2005A , RB , 5.50% , 05/15/31 ( AMBAC ) 110 122,627
Series 2022A , RB , 5.00% , 07/01/31 ..... 70 74,142
Series 2019A , RB , 5.00% , 07/01/31 ..... 175 185,305
Series 2025A , RB , 5.00% , 10/01/31 ..... 85 92,927
Series 2024A , RB , 5.00% , 10/01/31 ..... 90 99,571
Series 2021A , RB , 5.00% , 03/15/32 ..... 110 118,909
Series 2021A , RB , 5.00% , 03/15/33 ..... 260 279,824
Series 2021A , RB , 5.00% , 03/15/34 ..... 385 413,027
Series 2021A , RB , 5.00% , 07/01/34 ..... 415 446,316
Series 2023D , RB , 5.00% , 10/01/34 ..... 50 54,092
Series 2021A , RB , 5.00% , 03/15/35 ..... 505 540,041
Series 2021A , RB , 5.00% , 07/01/35 ..... 170 182,203
New York State Environmental Facilities Corp.
Series 2024A , RB , 5.00% , 06/15/31 ..... 10 10,981
Series 2021A , RB , 4.00% , 06/15/34 ..... 40 41,043
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/31 ..... 20 21,697
Series 2026A , RB , 5.00% , 09/15/31 ..... 500 545,609
Series 2021A-1 , RB , 5.00% , 03/15/32 .... 170 184,149
Series 2021A-1 , RB , 5.00% , 03/15/35 .... 285 305,658
Port Authority of New York & New Jersey
Series 230 , RB , 3.00% , 12/01/31 ....... 125 124,155
Series 224 , RB , 5.00% , 07/15/32 ....... 20 21,844
Series 224 , RB , 5.00% , 07/15/33 ....... 100 108,840
State of New York, Series 2021A, GO,
3.00%, 03/15/33 ................. 20 19,377
Town of Hempstead, Series 2022B, GO,
4.00%, 09/15/31 ................. 20 20,665
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/31 ..... 220 239,966
Series 2013A , RB , 0.00% , 11/15/31
(a)
.... 115 95,666
Series 2023A , RB , 4.00% , 11/15/31 ..... 105 109,868
Series 2018B , RB , 5.00% , 11/15/31 ..... 110 120,758
Series 2023A , RB , 5.00% , 11/15/31 ..... 65 71,357
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/31 ................ 20 21,956
Series 2021C2 , RB , 4.00% , 05/15/34 .... 85 87,674
13,658,588
North Carolina — 2.4%
City of Charlotte
Series 2019B , COP , 5.00% , 06/01/31 .... 85 89,602
Series 2021A , COP , 5.00% , 06/01/31 .... 65 70,869
Series 2021A , RB , 5.00% , 07/01/31 ..... 145 157,764
Series 2023A , RB , 5.00% , 07/01/31 ..... 75 81,638
Series 2023B , GO , 5.00% , 07/01/31 ..... 65 71,253
COP , 5.00% , 12/01/31 .............. 100 109,666
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 27,546
Series 2021A , COP , 5.00% , 06/01/32 .... 30 32,571
Series 2021B , COP , 5.00% , 12/01/32 .... 45 49,046
Series 2021A , COP , 4.00% , 06/01/34 .... 95 97,739
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/31 ...... 40 42,346
Series 2022A , RB , 5.00% , 07/01/31 ..... 85 93,136
City of Raleigh, Series 2024, RB,
5.00%, 10/01/31 ................. 225 246,174
Security
Par (000)
Par (000) Value
North Carolina (continued)
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/31 ...... USD 135 $ 148,099
City of Wilmington, Series 2021A, GO,
3.00%, 05/01/33 ................. 25 24,015
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/31 ................. 15 16,327
County of Guilford
Series 2022B , GO , 5.00% , 03/01/31 ..... 65 70,910
Series 2024 , GO , 5.00% , 03/01/31 ...... 130 141,820
Series 2025 , GO , 5.00% , 03/01/31 ...... 65 70,910
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 21,396
County of Union
Series 2019C , GO , 4.00% , 09/01/31 ..... 25 25,589
Series 2023 , GO , 5.00% , 09/01/31 ...... 15 16,478
County of Wake
Series 2021 , RB , 5.00% , 03/01/31 ...... 55 59,877
Series 2021 , GO , 5.00% , 04/01/31 ...... 60 65,500
Series 2023A , RB , 5.00% , 04/01/31 ..... 10 10,898
Series 2019 , RB , 5.00% , 09/01/31 ...... 145 153,685
Series 2021 , RB , 3.00% , 03/01/35 ...... 20 18,854
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/31 ...... 205 214,963
Series 2021 , RB , 5.00% , 03/01/31 ...... 200 216,763
Series 2019A , RB , 5.00% , 05/01/31 ..... 65 68,432
Series 2021A , RB , 5.00% , 05/01/31 ..... 185 201,751
Series 2019B , GO , 4.00% , 06/01/31 ..... 25 25,608
Series 2021 , RB , 5.00% , 03/01/33 ...... 260 279,450
University of North Carolina at Charlotte (The),
Series 2020A, RB, 5.00%, 10/01/31 ..... 25 26,474
3,047,149
North Dakota — 0.4%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/31 .............. 90 96,657
North Dakota Public Finance Authority
Series 2022A , RB , 5.00% , 10/01/31 ..... 80 87,613
Series 2024A , RB , 5.00% , 10/01/31 ..... 285 312,120
Series 2022A , RB , 4.00% , 10/01/32 ..... 25 25,921
522,311
Ohio — 3.5%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/31 ..... 55 59,284
Series 2021A , RB , 5.00% , 02/15/33 ..... 95 101,779
City of Cleveland
Series 2021A-1 , RB , 4.00% , 10/01/31 .... 20 20,614
Series 2021A , GO , 3.00% , 12/01/31 ..... 100 97,614
Series 2019A , GO , 4.00% , 12/01/31 ..... 25 25,643
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 185 201,369
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/31 ................. 200 211,150
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/32 ................. 115 118,517
Miami University
Series 2026A , RB , 5.00% , 09/01/31 ..... 110 119,714
Series 2021A , RB , 5.00% , 09/01/34 ..... 365 393,148
Ohio State University (The)
Series 2023B , RB , 5.00% , 12/01/31 ..... 50 54,738
Series 2021A , RB , 5.00% , 12/01/34 ..... 180 194,726
Series 2021A , RB , 5.00% , 12/01/35 ..... 190 204,714
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 275 302,902

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Water Development Authority
Series 2024A , RB , 5.00% , 06/01/31 ..... USD 180 $ 196,336
Series 2019 , RB , 5.00% , 12/01/31 ...... 30 31,835
Series 2023A , RB , 5.00% , 12/01/31 ..... 35 38,401
Series 2024B , RB , 5.00% , 12/01/31 ..... 15 16,458
Series 2021 , RB , 5.00% , 12/01/32 ...... 35 38,255
Series 2021A , RB , 5.00% , 12/01/32 ..... 65 70,457
Series 2021A , RB , 5.00% , 12/01/33 ..... 155 167,560
Series 2021 , RB , 5.00% , 12/01/34 ...... 50 54,236
Series 2021A , RB , 5.00% , 12/01/34 ..... 35 37,719
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023A , RB , 5.00% , 06/01/31 ..... 130 141,737
Series 2023C , RB , 5.00% , 06/01/31 ..... 120 130,835
Series 2020A , RB , 5.00% , 12/01/31 ..... 75 80,267
Series 2021A , RB , 5.00% , 12/01/31 ..... 50 54,833
Series 2023C , RB , 5.00% , 12/01/31 ..... 115 126,116
State of Ohio
Series 2020C , GO , 5.00% , 03/01/31 ..... 40 43,494
Series 2022B , GO , 5.00% , 03/01/31 ..... 110 119,607
Series 2023A , GO , 5.00% , 03/01/31 ..... 95 103,297
Series 2021C , GO , 5.00% , 03/15/31 ..... 80 87,029
Series 2023A , GO , 5.00% , 03/15/31 ..... 80 87,029
Series 2025A , RB , 5.00% , 04/01/31 ..... 115 125,071
Series 2025A , GO , 5.00% , 05/01/31 ..... 55 59,929
Series 2019A , GO , 5.00% , 06/15/31 ..... 10 10,562
Series 2022C , GO , 5.00% , 09/01/31 ..... 90 98,466
Series 2023A , GO , 5.00% , 09/01/31 ..... 60 65,644
Series 2025B , GO , 5.00% , 09/15/31 ..... 85 93,036
Series 2025B , RB , 5.00% , 10/01/31 ..... 140 153,175
Series 2020C , GO , 5.00% , 03/01/32 ..... 130 140,630
Series 2021A , RB , 5.00% , 04/01/34 ..... 40 43,015
4,520,941
Oklahoma — 1.1%
City of Oklahoma
Series 2021 , GO , 3.00% , 03/01/31 ...... 55 53,954
Series 2022 , GO , 4.00% , 03/01/31 ...... 10 10,343
Series 2023 , GO , 4.00% , 03/01/31 ...... 45 46,631
Series 2025 , GO , 5.00% , 03/01/31 ...... 55 59,811
Series 2023 , GO , 4.00% , 03/01/35 ...... 25 25,488
Grand River Dam Authority, Series 2024A, RB,
5.00%, 06/01/31 ................. 45 48,732
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/31 ......... 20 21,774
Oklahoma Municipal Power Authority
Series 2025A , RB , 5.00% , 01/01/31 ..... 85 91,431
Series 2021A , RB , 4.00% , 01/01/33 ..... 25 25,449
Oklahoma State University
Series 2020A , RB , 5.00% , 09/01/31 ..... 150 161,200
Series 2021A , RB , 5.00% , 09/01/31 ..... 120 130,363
Oklahoma Turnpike Authority, Series 2020A, RB,
5.00%, 01/01/31 ................. 185 199,709
Oklahoma Water Resources Board
Series 2020 , RB , 5.00% , 04/01/31 ...... 35 37,404
Series 2020A , RB , 5.00% , 04/01/31 ..... 50 53,434
Series 2021 , RB , 5.00% , 04/01/31 ( OK
CERF ) ....................... 80 86,980
Series 2025A , RB , 5.00% , 04/01/31 ..... 55 59,799
Series 2024C , RB , 5.00% , 10/01/33 ..... 55 59,760
Series 2021 , RB , 4.00% , 04/01/34 ( OK
CERF ) ....................... 25 25,564
Series 2024B , RB , 5.00% , 10/01/34 ..... 110 119,057
University of Oklahoma (The)
Series 2021A , RB , 5.00% , 07/01/32 ..... 85 91,870
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2021A , RB , 5.00% , 07/01/33 ..... USD 20 $ 21,549
1,430,302
Oregon — 1.0%
City of Portland
Series 2021B , GO , 2.00% , 06/01/33 ..... 80 70,365
Series 2022A , GO , 3.00% , 10/01/33 ..... 30 28,626
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/31 ..... 125 132,799
Series 2025A , RB , 5.00% , 10/01/31 ..... 135 147,846
Clackamas County School District No. 7J Lake
Oswego, Series 2022, GO, 5.00%, 06/01/31
(GTD) ....................... 20 21,797
Hillsboro School District No. 1J, Series 2020,
GO, 4.00%, 06/15/31 (GTD) .......... 40 41,209
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/31 ( GTD ) . 55 59,012
Series 2026 , GO , 6.00% , 06/15/31 ( GTD ) . 65 73,861
State of Oregon
Series 2021A , GO , 5.00% , 05/01/31 ..... 50 54,483
Series 2023A , GO , 5.00% , 05/01/31 ..... 255 277,866
Series 2019D , GO , 5.00% , 06/01/31 ..... 45 47,542
Series 2025K , GO , 5.00% , 11/01/31 ..... 30 32,886
Series 2021A , GO , 5.00% , 05/01/32 ..... 55 59,677
Series 2021E , GO , 5.00% , 06/01/33 ..... 15 16,251
State of Oregon Department of Transportation,
Series 2024, RB, 5.00%, 05/15/31 ...... 175 190,784
1,255,004
Pennsylvania — 2.7%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/31 .......... 225 245,488
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/31 ..... 10 10,805
Series 2025C , GO , 5.00% , 08/01/31 ..... 205 222,098
Series 2021A , GO , 5.00% , 05/01/32 ..... 30 32,345
Series 2021A , GO , 5.00% , 05/01/35 ..... 115 123,139
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/31 ..... 120 129,997
Series 2024C , RB , 5.00% , 09/01/31 ..... 65 70,989
Commonwealth of Pennsylvania
Series 2020 , GO , 5.00% , 05/01/31 ...... 115 123,192
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 150 163,180
Series 2024-1 , GO , 5.00% , 08/15/31 ..... 210 229,133
Series 2025A , GO , 5.00% , 08/15/31 ..... 210 229,133
Series 2023 , GO , 5.00% , 09/01/31 ...... 430 469,410
Series 2021-1 , GO , 4.00% , 05/15/32 ..... 160 164,981
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 25 26,360
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/31 (BAM) ............ 100 106,121
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/31 ......... 70 76,423
Pennsylvania Turnpike Commission
Series 2019A , RB , 5.00% , 12/01/31 ..... 60 63,712
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 27,090
Series 2022A , RB , 5.00% , 12/01/31 ..... 140 153,108
Series 2021B , RB , 5.00% , 12/01/32 ..... 95 103,021
Series 2021C , RB , 5.00% , 12/01/32 ..... 105 114,195
Series 2021A , RB , 5.00% , 12/01/33 ..... 185 199,398
Series 2021B , RB , 5.00% , 12/01/33 ..... 115 124,222
Series 2021A , RB , 5.00% , 12/01/35 ..... 40 42,783
Philadelphia Gas Works Co., Series A, RB,
5.00%, 08/01/31 ................. 130 139,512

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/31 ..... USD 85 $ 92,665
Series 2023A , RB , 5.00% , 09/01/31 ..... 35 38,156
Series 2023B , RB , 5.00% , 09/01/31 ..... 50 54,509
School District of Philadelphia (The), Series
2023A, GO, 5.00%, 09/01/31 (SAW) ..... 25 27,071
3,602,236
Rhode Island — 0.1%
State of Rhode Island
Series 2019A , GO , 5.00% , 05/01/31 ..... 75 78,975
Series 2021E , GO , 4.00% , 08/01/32 ..... 75 77,119
Series 2021E , GO , 4.00% , 08/01/33 ..... 50 51,258
207,352
South Carolina — 0.5%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 100 103,405
South Carolina Public Service Authority
Series 2022A , RB , 5.00% , 12/01/31 ..... 185 200,909
Series 2021A , RB , 4.00% , 12/01/33 ..... 10 10,176
South Carolina Transportation Infrastructure
Bank
Series 2024A , RB , 4.00% , 10/01/31 ..... 165 171,663
Series 2021A , RB , 4.00% , 10/01/33 ..... 225 231,652
717,805
Tennessee — 1.9%
City of Chattanooga, Series 2023, RB,
5.00%, 09/01/34 ................. 240 259,522
City of Knoxville Electric System, Series LL2021,
RB, 5.00%, 07/01/31 .............. 20 21,829
City of Memphis
Series 2021 , GO , 5.00% , 05/01/31 ...... 165 179,559
Series 2022A , GO , 5.00% , 10/01/31 ..... 80 87,489
Series 2021 , GO , 5.00% , 05/01/33 ...... 125 134,423
Series 2022A , GO , 5.00% , 10/01/35 ..... 160 171,414
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/31 ...... 65 70,919
Series 2025 , RB , 5.00% , 12/01/31 ...... 60 65,803
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/31 ..... 50 53,647
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 70 75,852
County of Putnam, Series 2021, GO,
4.00%, 04/01/31 ................. 30 30,798
County of Rutherford
Series 2020 , GO , 5.00% , 04/01/31 ...... 105 112,515
Series 2023 , GO , 5.00% , 04/01/31 ...... 85 92,637
Series 2024 , GO , 5.00% , 04/01/31 ...... 25 27,246
County of Shelby, Series 2025A, GO,
5.00%, 04/01/31 ................. 25 27,201
County of Williamson, Series 2019, GO,
5.00%, 04/01/31 ................. 40 42,111
Metropolitan Government of Nashville &
Davidson County
Series 2021C , GO , 4.00% , 01/01/31 ..... 85 88,301
Series 2022B , GO , 4.00% , 01/01/31 ..... 25 25,971
Series 2022A , GO , 5.00% , 01/01/31 ..... 50 54,378
Series 2021A , RB , 5.00% , 05/15/31 ..... 50 54,417
Series 2021A , RB , 5.00% , 07/01/31 ..... 50 54,597
Series 2021C , GO , 4.00% , 01/01/32 ..... 85 87,992
Series 2021A , RB , 5.00% , 07/01/33 ..... 15 16,246
Series 2021A , RB , 5.00% , 05/15/35 ..... 85 91,495
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/31 ..... USD 500 $ 543,062
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/31 ................. 15 16,402
2,485,826
Texas — 14.2%
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/31 (PSF) .......... 245 265,064
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 55 59,553
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 105 113,691
Arlington Independent School District, Series
2021, GO, 4.00%, 02/15/31 (PSF) ...... 25 25,588
Austin Community College District, GO,
4.00%, 08/01/33 ................. 150 153,083
Austin Independent School District
Series 2024 , GO , 5.00% , 08/01/31 ( PSF ) .. 175 190,270
Series 2022B , GO , 4.00% , 08/01/33 ( PSF ) 40 40,860
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/31 (PSF) ...... 145 156,811
Birdville Independent School District, Series
2023, GO, 5.00%, 02/15/31 .......... 55 59,255
Board of Regents of the University of Texas
System
Series 2021A , RB , 5.00% , 08/15/31 ..... 225 245,302
Series 2026A , RB , 5.00% , 08/15/31 ..... 205 223,497
Series 2021A , RB , 4.00% , 08/15/35 ..... 90 91,054
Central Texas Regional Mobility Authority
Series 2025A , RB , 5.00% , 01/01/31 ..... 150 161,521
Series 2025B , RB , 5.00% , 01/01/31 ..... 190 204,187
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/31 .............. 55 59,583
City of Austin
GO , 5.00% , 09/01/31 ............... 85 92,618
Series 2023 , GO , 5.00% , 09/01/31 ...... 95 103,515
City of Austin Electric Utility, Series 2025, RB,
5.00%, 11/15/31 ................. 145 157,936
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/33 ...... 155 167,546
Series 2021 , RB , 5.00% , 11/15/35 ...... 30 32,151
City of Corpus Christi Utility System
Series 2023 , RB , 5.00% , 07/15/31 ...... 225 241,105
Series 2024 , RB , 5.00% , 07/15/31 ...... 40 42,863
City of Dallas
Series 2021 , GO , 5.00% , 02/15/31 ...... 55 59,473
Series 2023A , GO , 5.00% , 02/15/31 ..... 65 70,286
Series 2024A , GO , 5.00% , 02/15/31 ..... 110 118,945
Series 2024C , GO , 5.00% , 02/15/31 ..... 130 140,572
Series 2025 , GO , 5.00% , 02/15/31 ...... 60 64,879
City of Denton
GO , 4.00% , 02/15/31 ............... 30 30,813
GO , 5.00% , 02/15/31 ............... 50 53,737
GO , 5.00% , 02/15/32 ............... 40 42,787
City of Fort Worth, Series 2021, GO,
4.00%, 03/01/31 ................. 100 102,957
City of Fort Worth Water & Sewer System
Series 2020A , RB , 4.00% , 02/15/31 ..... 25 25,377
Series 2022 , RB , 5.00% , 02/15/33 ...... 70 75,019
City of Frisco, Series 2022, GO, 4.00%, 02/15/31 35 36,167
City of Garland, Series 2021, GO,
4.00%, 02/15/31 ................. 120 123,952
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/31 ...... 35 36,556
Series 2026 , RB , 5.00% , 03/01/31 ...... 250 269,694

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Greenville, GO, 4.00%, 02/15/31 (BAM) USD 35 $ 35,842
City of Houston
Series 2021A , GO , 4.00% , 03/01/32 ..... 145 148,185
Series 2021A , GO , 4.00% , 03/01/33 ..... 20 20,329
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/31 ..... 35 37,599
Series 2021A , RB , 5.00% , 11/15/31 ..... 75 81,767
City of Pasadena, GO, 5.00%, 02/15/31 .... 40 43,253
City of San Antonio
GO , 5.00% , 02/01/31 ............... 50 54,153
Series 2021 , GO , 5.00% , 08/01/31 ...... 80 87,138
City of San Antonio Electric & Gas Systems
Series 2015B , RB , 4.00% , 02/01/31 ..... 50 51,565
Series 2022 , RB , 5.00% , 02/01/31 ...... 50 53,891
Series 2023A , RB , 5.00% , 02/01/31 ..... 150 161,935
Series 2024D , RB , 5.00% , 02/01/31 ..... 95 102,559
Series 2026A , RB , VRDN, 3.15% , 12/01/31
(b)
65 63,264
Series 2021A , RB , 5.00% , 02/01/34 ..... 45 47,929
City of Waco, GO, 5.00%, 02/01/31 ....... 55 59,424
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) .. 35 37,851
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 50 54,073
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 75 80,867
College Station Independent School District
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 65 70,380
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 75 81,687
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/31 ......... 20 21,071
Comal Independent School District
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 50 54,049
Series 2022 , GO , 5.00% , 02/01/32 ( PSF ) .. 60 64,722
Series 2022 , GO , 4.00% , 02/01/33 ( PSF ) .. 60 61,418
Conroe Independent School District
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 50 54,095
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 70 75,732
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/31 (PSF) ...... 55 59,850
County of Bexar, Series 2022B, GO,
5.00%, 06/15/32 ................. 50 53,865
County of Collin, Series 2025, GO,
5.00%, 02/15/31 ................. 50 54,198
County of Dallas, GO, 5.00%, 08/15/31 .... 90 98,199
County of Denton, GO, 5.00%, 07/15/31 .... 165 179,949
County of Harris
GO , 5.00% , 09/15/31 ............... 20 21,741
Series 2022A , GO , 5.00% , 10/01/34 ..... 150 160,931
County of Harris Toll Road, Series 2024A, RB,
5.00%, 08/15/31 ................. 130 141,463
County of Tarrant, Series 2022, GO,
5.00%, 07/15/33 ................. 55 59,194
Crowley Independent School District, Series
2023, GO, 5.00%, 02/01/31 (PSF) ...... 60 64,937
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) .. 20 21,329
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 135 146,413
Series 2020A , GO , 5.00% , 02/15/32 ( PSF ) 120 129,650
Series 2020A , GO , 3.00% , 02/15/34 ( PSF ) 20 18,656
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 95 87,326
Dallas Area Rapid Transit, Series 2020A, RB,
5.00%, 12/01/31 ................. 80 85,600
Dallas College, Series 2023, GO,
5.00%, 02/15/31 ................. 100 108,485
Dallas Fort Worth International Airport
Series 2022B , RB , 5.00% , 11/01/31 ..... 50 54,526
Series 2023B , RB , 5.00% , 11/01/31 ..... 70 76,336
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. USD 70 $ 71,858
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 155 167,830
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 75 81,208
Series 2022 , GO , 4.00% , 02/15/33 ( PSF ) .. 20 20,388
Del Valle Independent School District
Series 2022 , GO , 5.00% , 06/15/31 ( PSF ) .. 225 244,484
Series 2022 , GO , 5.00% , 06/15/32 ( PSF ) .. 75 80,810
Series 2022 , GO , 5.00% , 06/15/33 ( PSF ) .. 125 134,257
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 100 105,710
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 60 65,233
DeSoto Independent School District
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 110 119,593
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 85 92,454
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 140 143,969
Fort Bend Independent School District, Series
2022A, GO, 5.00%, 08/15/33 (PSF) ..... 75 81,122
Fort Worth Independent School District
Series 2021A , GO , 5.00% , 02/15/31 ( PSF ) 55 59,553
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 75 81,208
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 50 54,139
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 190 205,727
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 50 54,139
Frisco Independent School District
Series 2021 , GO , 4.00% , 02/15/31 ( PSF ) .. 175 180,463
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. 65 70,352
Georgetown Independent School District, Series
2022, GO, 5.00%, 08/15/31 (PSF) ...... 250 272,290
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/31
(PSF) ....................... 110 119,807
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/31 (PSF) ...... 200 216,467
Hays Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 97,370
Series 2022 , GO , 5.00% , 02/15/35 ( PSF ) .. 50 53,500
Hutto Independent School District, Series 2023,
GO, 5.00%, 08/01/31 (PSF) .......... 50 54,387
Irving Independent School District, Series 2023,
GO, 5.00%, 02/15/31 (PSF) .......... 65 70,380
Katy Independent School District, Series 2022,
GO, 5.00%, 02/15/33 (PSF) .......... 60 64,325
Klein Independent School District
Series 2020 , GO , 5.00% , 08/01/31 ( PSF ) .. 75 80,517
Series 2023 , GO , 5.00% , 08/01/31 ( PSF ) .. 100 108,822
Series 2025 , GO , 5.00% , 08/01/31 ( PSF ) .. 95 103,381
Lamar Consolidated Independent School District
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 170 183,847
Series 2021A , GO , 5.00% , 02/15/32 ( PSF ) 60 64,641
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/31 ( PSF ) 110 119,807
Series 2022 , GO , 5.00% , 08/15/32 ( PSF ) .. 25 27,074
Series 2021A , GO , 3.00% , 08/15/34 ( PSF ) 115 106,772
Lewisville Independent School District
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 50 54,409
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 105 114,260
Lone Star College System
Series 2021A , GO , 4.00% , 02/15/33 ..... 25 25,529
Series 2021A , GO , 3.00% , 02/15/35 ..... 35 32,146
Lower Colorado River Authority
Series 2019A , RB , 5.00% , 05/15/31 ..... 60 62,869
Series 2023 , RB , 5.00% , 05/15/31 ...... 300 324,604
Series 2023A , RB , 5.00% , 05/15/31 ..... 325 350,904

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2022 , RB , 5.00% , 05/15/33 ...... USD 85 $ 91,211
Series 2022 , RB , 5.00% , 05/15/34 ...... 90 96,011
Series 2022 , RB , 5.00% , 05/15/34 ...... 65 69,489
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/31 (PSF) ...... 110 119,251
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/31 ..... 75 81,095
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/31
(a)
.... 655 565,989
Series 2023B , RB , 5.00% , 01/01/31 ..... 105 113,199
Northwest Independent School District
Series 2020 , GO , 4.00% , 02/15/31 ( PSF ) .. 20 20,598
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 50 54,095
Pasadena Independent School District, Series
2023A, GO, 5.00%, 02/15/31 ......... 100 108,189
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/31 75 81,759
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/31 (PSF) .......... 95 102,863
Port Authority of Houston of Harris County Texas
Series 2021 , RB , 5.00% , 10/01/31 ...... 295 321,111
Series 2023 , RB , 5.00% , 10/01/31 ...... 50 54,426
Prosper Independent School District
Series 2019 , GO , 4.00% , 02/15/31 ( PSF ) .. 40 40,777
Series 2024 , GO , 5.00% , 02/15/31 ( PSF ) .. 320 346,346
Round Rock Independent School District, Series
2026B, GO, VRDN, 5.00%, 08/01/31 (PSF)
(b)
250 268,229
San Antonio Independent School District
Series 2021 , GO , 5.00% , 08/15/31 ( PSF ) .. 140 150,035
Series 2022 , GO , 5.00% , 08/15/31 ( PSF ) .. 140 152,482
San Antonio Water System
Series 2021A , RB , 5.00% , 05/15/31 ..... 155 168,430
Series 2022B , RB , 5.00% , 05/15/31 ..... 65 70,632
Spring Branch Independent School District
Series 2020 , GO , 5.00% , 02/01/31 ( PSF ) .. 110 119,052
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 60 64,937
Series 2020 , GO , 5.00% , 02/01/32 ( PSF ) .. 55 59,066
Spring Independent School District
Series 2023 , GO , 5.00% , 08/15/31 ...... 35 37,883
Series 2025 , GO , 5.00% , 08/15/31 ( PSF ) .. 80 87,016
State of Texas
Series 2022A , GO , 5.00% , 08/01/31 ..... 65 70,895
Series 2024 , GO , 5.00% , 10/01/31 ...... 25 27,325
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/31 .............. 50 53,527
Temple Independent School District, Series
2022, GO, 5.00%, 02/01/33 (PSF) ...... 100 107,294
Texas A&M University
Series 2022 , RB , 5.00% , 05/15/31 ...... 150 162,985
Series 2021A , RB , 4.00% , 05/15/35 ..... 50 50,605
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/31 .............. 145 157,526
Texas State University System
Series 2019A , RB , 5.00% , 03/15/31 ..... 105 110,027
Series 2021A , RB , 4.00% , 03/15/32 ..... 115 117,797
Texas Water Development Board
Series 2019A , RB , 5.00% , 04/15/31 ..... 15 15,912
Series 2025 , RB , 5.00% , 08/01/31 ...... 105 114,665
Series 2022 , RB , 5.00% , 10/15/31 ...... 75 82,093
Series 2023A , RB , 5.00% , 10/15/31 ..... 230 251,753
Series 2025 , RB , 5.00% , 10/15/31 ...... 155 169,660
Series 2021 , RB , 5.00% , 08/01/34 ...... 215 231,688
Trinity River Authority Central Regional
Wastewater System
Series 2020 , RB , 3.00% , 08/01/31 ...... 50 48,760
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , RB , 5.00% , 08/01/31 ...... USD 100 $ 108,633
Series 2021 , RB , 4.00% , 08/01/33 ...... 125 127,512
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2024, RB,
5.00%, 02/01/31 ................. 60 64,696
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/31 ................. 80 86,906
Tyler Independent School District
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 85 91,537
Series 2022 , GO , 5.00% , 02/15/33 ( PSF ) .. 70 75,137
University of Houston, Series 2022A, RB,
5.00%, 02/15/31 ................. 205 222,077
Waco Educational Finance Corp., Series 2021,
RB, 5.00%, 03/01/34 .............. 105 111,903
Wylie Independent School District, Series 2024,
GO, 5.00%, 08/15/31 (PSF) .......... 60 65,145
18,458,527
Utah — 1.4%
Canyons School District, Series 2022, GO,
5.00%, 06/15/31 (GTD) ............. 110 120,359
Canyons School District Local Building Authority,
Series 2024, RB, 5.00%, 06/15/31 ...... 60 65,337
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/31 ..... 25 27,162
Series 2021C , RB , 4.00% , 03/01/33 ..... 25 25,565
Series 2021C , RB , 4.00% , 03/01/34 ..... 40 40,647
Series 2021C , RB , 4.00% , 03/01/35 ..... 25 25,072
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/31 ................. 350 381,412
County of Utah, Series 2019, RB,
5.00%, 12/01/31 ................. 45 47,755
Davis School District, Series 2020, GO,
4.00%, 06/01/31 (GTD) ............. 20 20,400
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/31 ..... 50 54,216
Series 2022A , RB , 5.00% , 07/01/32 ..... 65 70,186
Series 2022A , RB , 5.00% , 07/01/34 ..... 50 53,721
Series 2022A , RB , 5.00% , 07/01/35 ..... 170 181,949
Provo School District, Series 2021, GO,
5.00%, 06/15/31 (GTD) ............. 60 64,977
University of Utah (The)
Series 2019A , RB , 5.00% , 08/01/31 ..... 165 174,292
Series 2022B , RB , 5.00% , 08/01/31 ..... 455 496,726
1,849,776
Vermont — 0.1%
Vermont Municipal Bond Bank
Series 2024-1 , RB , 5.00% , 12/01/31 ..... 75 82,250
Series 2023-3 , RB , 5.00% , 12/01/33 ..... 40 43,388
125,638
Virginia — 2.4%
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/31 (SAW) ............ 75 82,043
City of Richmond, Series 2019A, GO,
4.00%, 07/15/31 (SAW) ............ 25 25,704
City of Virginia Beach
Series 2020B , RB , 5.00% , 10/01/31 ..... 60 64,817
Series 2020A , RB , 5.00% , 11/15/31 ..... 100 108,178
Series 2021A , GO , 4.00% , 09/01/32 ( SAW ) 25 25,931
Series 2021A , GO , 3.00% , 09/01/34 ( SAW ) 15 14,118
County of Fairfax
Series 2022A , GO , 4.00% , 10/01/31 ( SAW ) 20 21,002

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2023A , GO , 4.00% , 10/01/31 ( SAW ) USD 65 $ 68,258
Series 2020A , GO , 5.00% , 10/01/31 ( SAW ) 15 16,064
Series 2021A , GO , 4.00% , 10/01/32 ( SAW ) 20 20,732
Series 2021A , GO , 2.00% , 10/01/33 ( SAW ) 60 51,489
Series 2021A , RB , 5.00% , 07/15/35 ..... 60 64,748
County of Loudoun
Series 2021A , GO , 4.00% , 12/01/31 ( SAW ) 65 67,626
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 75 79,762
Series 2022A , GO , 5.00% , 12/01/32 ( SAW ) 235 257,590
Loudoun County Sanitation Authority, Series
2021, RB, 4.00%, 01/01/32 .......... 100 104,065
Virginia College Building Authority
Series 2019A , RB , 5.00% , 02/01/31 ..... 50 52,416
Series 2021A , RB , 5.00% , 02/01/31 ..... 70 75,858
Series 2022A , RB , 5.00% , 02/01/31 ..... 75 81,276
Series 2023A , RB , 5.00% , 02/01/31 ..... 140 151,716
Series 2023B , RB , 5.00% , 02/01/31 ..... 60 65,021
Series 2021 , RB , 5.00% , 06/01/31 ...... 35 36,452
Series 2021A , RB , 4.00% , 02/01/33 ..... 400 409,574
Virginia Commonwealth Transportation Board,
Series 2019, RB, 5.00%, 05/15/31 ...... 85 89,492
Virginia Public Building Authority
Series 2020A , RB , 5.00% , 08/01/31 ..... 105 112,847
Series 2021A-1 , RB , 5.00% , 08/01/31 .... 95 103,749
Series 2022A , RB , 5.00% , 08/01/31 ..... 210 229,339
Series 2021A-1 , RB , 5.00% , 08/01/32 .... 135 146,659
Virginia Public School Authority
Series 2022 , RB , 5.00% , 02/01/31 ( SAW ) . 75 81,467
Series 2021C , RB , 5.00% , 08/01/31 ( SAW ) 45 49,188
Series 2023A , RB , 5.00% , 08/01/31 ( SAW ) 100 109,306
Series 2021A , RB , 3.00% , 08/01/33 ( SAW ) 55 52,338
Series 2021C , RB , 4.00% , 08/01/33 ( SAW ) 105 107,889
Series 2021A , RB , 2.00% , 08/01/35 ( SAW ) 20 16,417
Virginia Resources Authority, Series 2021C, RB,
4.00%, 11/01/34 ................. 105 107,832
3,150,963
Washington — 4.7%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 5.00% , 11/01/31 .... 15 16,435
Series 2021S-1 , RB , 5.00% , 11/01/32 .... 100 109,097
Series 2024S-1 , RB , 5.00% , 11/01/33 .... 80 86,868
Series 2021S-1 , RB , 5.00% , 11/01/34 .... 110 119,042
City of Bellevue, Series 2022, GO,
4.00%, 12/01/32 ................. 35 36,190
City of Seattle
Series 2025 , RB , 5.00% , 05/01/31 ...... 10 10,897
Series 2020A , GO , 2.00% , 08/01/31 ..... 100 91,508
Series 2021A , GO , 5.00% , 12/01/31 ..... 260 283,562
Series 2021A , RB , 4.00% , 07/01/32 ..... 100 103,801
Series 2021 , RB , 4.00% , 09/01/32 ...... 200 207,361
Series 2021 , RB , 4.00% , 08/01/33 ...... 50 51,168
City of Tacoma
Series 2023 , GO , 5.00% , 12/01/31 ...... 100 109,620
Series 2024 , RB , 5.00% , 12/01/31 ...... 25 27,405
Series 2022 , RB , 4.00% , 12/01/34 ...... 25 25,330
Series 2022 , RB , 4.00% , 12/01/35 ...... 20 19,984
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 95 100,084
Clark County School District No. 37 Vancouver,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 50 52,578
County of King
Series 2019 , GO , 5.00% , 01/01/31 ...... 55 57,716
Series 2024B , RB , 5.00% , 07/01/31 ..... 230 250,816
Series 2021A , GO , 5.00% , 01/01/32 ..... 165 179,409
Security
Par (000)
Par (000) Value
Washington (continued)
County of Kitsap, Series 2019, RB,
5.00%, 12/01/31 ................. USD 10 $ 10,628
County of Snohomish, Series 2019, GO,
4.00%, 12/01/31 ................. 25 25,567
County of Spokane, Series 2019B, GO,
5.00%, 12/01/31 ................. 50 53,093
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 70 76,268
King & Snohomish Counties School District No.
417 Northshore
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 185 202,416
Series 2024 , GO , 5.00% , 12/01/31 ( GTD ) . 110 120,355
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/31 (GTD) . 20 21,924
King County School District No. 405 Bellevue
Series 2022 , GO , 5.00% , 12/01/31 ( GTD ) . 75 82,138
Series 2021B , GO , 5.00% , 12/01/32 ( GTD ) 55 59,976
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/31
(GTD) ....................... 40 43,972
King County School District No. 411 Issaquah,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 20 21,109
Pierce County School District No. 401 Peninsula,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 75 80,326
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/31 ..... 75 81,682
Series 2021B , RB , 5.00% , 06/01/32 ..... 105 113,722
Series 2021B , RB , 5.00% , 06/01/34 ..... 90 96,862
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/31 ................. 40 43,848
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/31
(GTD) ....................... 75 78,476
Spokane County School District No. 356 Central
Valley, Series 2025, GO, 5.00%, 12/01/31
(GTD) ....................... 40 43,766
State of Washington
Series 2024A , COP , 5.00% , 01/01/31 .... 15 16,230
Series 2024C , GO , 5.00% , 02/01/31 ..... 60 65,121
Series 2022C , GO , 5.00% , 02/01/31 ..... 60 65,121
Series 2020B , GO , 5.00% , 06/01/31 ..... 55 58,059
Series R-2021A , GO , 5.00% , 06/01/31 ... 100 107,316
Series 2025B , GO , 5.00% , 06/01/31 ..... 80 87,189
Series 2024B , COP , 5.00% , 07/01/31 .... 55 59,951
Series R-2025A , GO , 5.00% , 07/01/31 ... 100 109,098
Series R-2025B , GO , 5.00% , 07/01/31 ... 235 256,380
Series 2024A , GO , 5.00% , 08/01/31 ..... 50 54,605
Series R-2024C , GO , 5.00% , 08/01/31 ... 80 87,367
Series R-2023A , GO , 5.00% , 08/01/31 ... 80 87,367
Series 2021A , GO , 5.00% , 08/01/31 ..... 80 86,072
Series 2023A , GO , 5.00% , 08/01/31 ..... 50 54,605
Series 2021F , GO , 5.00% , 06/01/32 ..... 50 54,368
Series 2021E , GO , 5.00% , 06/01/32 ..... 50 54,368
Series 2022A , GO , 5.00% , 08/01/32 ..... 110 119,871
Series 2021C , GO , 5.00% , 02/01/33 ..... 120 129,378
Series 2021D , GO , 4.00% , 06/01/33 ..... 70 71,800
Series 2021F , GO , 5.00% , 06/01/33 ..... 100 108,197
Series 2021E , GO , 5.00% , 06/01/33 ..... 95 102,788
Series 2022A , GO , 5.00% , 08/01/33 ..... 140 151,773
Series 2021C , GO , 5.00% , 02/01/34 ..... 180 193,398
Series 2021B , COP , 5.00% , 07/01/34 .... 100 107,724
Series 2022A , GO , 5.00% , 08/01/34 ..... 115 124,207
Series 2021C , GO , 5.00% , 02/01/35 ..... 50 53,524

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
University of Washington
Series 2021A , RB , 5.00% , 04/01/31 ..... USD 20 $ 21,709
Series 2024A , RB , 5.00% , 04/01/31 ..... 210 227,943
Series 2024B , RB , 5.00% , 07/01/31 ..... 110 119,756
Series 2021A , RB , 5.00% , 04/01/34 ..... 50 53,686
Whatcom County School District No.
501 Bellingham, Series 2023, GO,
5.00%, 12/01/31 (GTD) ............. 40 43,766
6,127,736
West Virginia — 0.6%
State of West Virginia
Series 2019A , GO , 5.00% , 06/01/31 ..... 30 31,666
Series 2021A , GO , 5.00% , 06/01/31 ..... 40 43,670
Series 2019A , GO , 5.00% , 12/01/31 ..... 100 105,472
Series 2021A , GO , 5.00% , 06/01/34 ..... 70 75,701
Series 2021A , GO , 5.00% , 06/01/35 ..... 100 107,736
West Virginia Parkways Authority
Series 2021 , RB , 5.00% , 06/01/31 ...... 120 130,559
Series 2021 , RB , 5.00% , 06/01/33 ...... 55 59,432
Series 2021 , RB , 5.00% , 06/01/34 ...... 175 188,360
742,596
Wisconsin — 1.4%
City of Madison
Series 2022A , GO , 4.00% , 10/01/31 ..... 35 35,819
Series 2024B , GO , 5.00% , 10/01/31 ..... 85 93,131
City of Milwaukee, Series 2026N-1, GO,
5.00%, 12/01/31 ................. 290 313,743
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/31 ..... 65 66,620
Series 2022A , GO , 5.00% , 10/01/31 ..... 125 134,509
State of Wisconsin
Series 2021-1 , GO , 5.00% , 05/01/31 ..... 190 203,534
Series 2021B , GO , 5.00% , 05/01/31 ..... 50 52,692
Series 2023B , GO , 5.00% , 05/01/31 ..... 60 65,352
Series 2024A , GO , 5.00% , 05/01/31 ..... 50 54,460
Series 2024C , GO , 5.00% , 05/01/31 ..... 50 54,460
Series 2026-1 , GO , 5.00% , 05/01/31 ..... 75 81,690
Series 2022A , GO , 5.00% , 05/01/34 ..... 45 48,482
Series 2022A , GO , 5.00% , 05/01/35 ..... 155 166,304
State of Wisconsin Environmental Improvement
Fund
Series 2021A , RB , 4.00% , 06/01/31 ..... 25 25,472
Series 2020A , RB , 5.00% , 06/01/31 ..... 45 47,465
Series 2024A , RB , 5.00% , 06/01/31 ..... 50 54,540
Wisconsin Department of Transportation, Series
2024-2, RB, 5.00%, 07/01/31 ......... 270 294,823
1,793,096
Total Long-Term Investments — 98 .6%
(Cost: $ 129,880,999 ) .............................. 127,835,468
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(c) (d)
......... 262,532 $ 262,545
Total Short-Term Securities — 0 .2%
(Cost: $ 262,545 ) ................................. 262,545
Total Investments — 98 .8%
(Cost: $ 130,143,544 ) .............................. 128,098,013
Other Assets Less Liabilities — 1.2% .................... 1,563,892
Net Assets — 100.0% ...............................
$ 129,661,905
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 6,159 $ 256,386
(a)
$ — $ — $ — $ 262,545 262,532 $ 5,238 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 127,835,468 $ — $ 127,835,468
Short-Term Securities
Money Market Funds ...................................... 262,545 — — 262,545
$ 262,545 $ 127,835,468 $ — $ 128,098,013

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
VRDN Variable Rate Demand Notes